Fair Value Measurements (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets:
Marketable securities held in Trust Account	$ 305,382,095	$ 304,528,924
Fair Value, Inputs, Level 1 [Member]
Assets:
Marketable securities held in Trust Account	$ 305,382,095	$ 304,528,924